Statements of changes in equity - USD ($)	Unitholders' Capital	Retained Earnings (Deficit)	Underwriting Commissions and Issue Expenses	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2016	217,544,020
Balance as at Dec. 31, 2016	$ 2,564,087,051	$ (401,246,648)	$ (101,190,996)	$ 97,794	$ 2,061,747,201
Proceeds from issuance of Units (note 7)	$ 8,057,731				8,057,731
Cost of redemption of Units (note 7) (in number of units)	(6,465,935)
Cost of redemption of Units (note 7)	$ (64,659,350)	(986,895)			(65,621,722)
Cost of redemption of Units (note 7)				24,523
Net loss for the year		255,381,636			255,381,636
Balance as (in number of units) at Dec. 31, 2017	211,843,385
Balance as at Dec. 31, 2017	$ 2,507,485,432	(146,851,907)	(101,171,801)	122,317	2,259,584,041
Proceeds from issuance of Units (note 7) (in number of units)	765,300
Underwriting commissions and issue expenses			19,195		19,195
Proceeds from issuance of Units (note 7)	$ 73,510,590				73,510,590
Cost of redemption of Units (note 7) (in number of units)	(24,948,653)
Cost of redemption of Units (note 7)	$ (249,486,530)	(2,325,367)			(251,810,466)
Cost of redemption of Units (note 7)				1,431
Net loss for the year		(56,172,761)			(56,172,761)
Balance as (in number of units) at Dec. 31, 2018	193,642,388
Balance as at Dec. 31, 2018	$ 2,331,509,492	$ (205,350,035)	(101,774,635)	$ 123,748	2,024,508,570
Proceeds from issuance of Units (note 7) (in number of units)	6,747,656
Underwriting commissions and issue expenses			$ (602,834)		$ (602,834)